FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Schedule of financial assets investments

As of December 31, 2022

	Measurement methodology
Financial assets investments	Fair value through	Fair value through other		Amortized	Total carrying
	profit or loss	comprehensive income		cost	value
In millions of COP
Securities issued by the Colombian Government(1)	4,260,230	2,590,622		206,950	7,057,802
Securities issued by foreign governments	5,967,856	4,694,369		755,282	11,417,507
Securities issued by government entities	79,035	-		3,059,550	3,138,585
Corporate bonds	121,527	123,327		3,680,260	3,925,114
Securities issued by other financial institutions(2)	623,602	569,357		634,318	1,827,277
Total debt instruments	11,052,250	7,977,675	(3)	8,336,360	27,366,285
Total equity securities	90,538	483,317			573,855
Total financial assets investments					27,940,140
(1)	Lower investment in TES - Treasury instruments.
(2)	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 91,204. For further information on TIPS’ fair value measurement see Note 30 fair value of assets and liabilities.
(3)	The Bank has recognized in the consolidated statement of comprehensive income COP (164,542) related to debt instruments at fair value through OCI. See Consolidated Statement of Comprehensive Income.

As of December 31, 2021

	Measurement methodology
Financial assets investments	Fair value through	Fair value through other		Amortized	Total carrying
	profit or loss	comprehensive income		cost	value
In millions of COP
Securities issued by the Colombian Government	8,978,484	2,515,927		147,042	11,641,453
Securities issued by foreign governments	5,180,775	4,293,949		497,544	9,972,268
Securities issued by government entities	67,395	-		2,740,671	2,808,066
Corporate bonds	120,653	124,917		2,544,550	2,790,120
Securities issued by other financial institutions(1)	689,160	310,658		597,423	1,597,241
Total debt instruments	15,036,467	7,245,451	(2)	6,527,230	28,809,148
Total equity securities	85,244	394,909			480,153
Total financial assets investments					29,289,301
(1)	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 113,114. For further information on TIPS’ fair value measurement see Note 30 fair value of assets and liabilities.
(2)	The Bank has recognized in the consolidated statement of comprehensive income COP (51,525) related to debt instruments at fair value through OCI. See Consolidated Statement of Comprehensive Income.

Schedule of debt instruments portfolio by maturity

As of December 31, 2022

	Less than 1	Between 1 and 3	Between 3 and 5	Greater than 5
	year	years	years	years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by foreign governments	5,187,871	100,436	367,120	312,429	5,967,856
Securities issued by the Colombian Government	1,639,518	866,241	472,955	1,281,516	4,260,230
Securities issued by other financial institutions	198,255	300,917	52,592	71,838	623,602
Corporate bonds	46,638	32,989	19,228	22,672	121,527
Securities issued by government entities	23,763	45,921	5,757	3,594	79,035
Subtotal	7,096,045	1,346,504	917,652	1,692,049	11,052,250
Fair value through other comprehensive income
Securities issued by foreign governments	2,930,125	878,199	694,837	191,208	4,694,369
Securities issued by the Colombian Government	2,590,622	-	-	-	2,590,622
Securities issued by other financial institutions	148,925	316,099	-	104,333	569,357
Corporate bonds	-	-	-	123,327	123,327
Subtotal	5,669,672	1,194,298	694,837	418,868	7,977,675
Securities at amortized cost
Corporate bonds	250,583	423,154.00	755,067	2,251,456	3,680,260
Securities issued by government entities	3,008,521	-	-	51,029	3,059,550
Securities issued by foreign governments	16,676	431,662	116,919	190,025	755,282
Securities issued by other financial institutions	79,800	191,690	48,701	314,127	634,318
Securities issued by the Colombian Government	-	170,314	9,139	27,497	206,950
Subtotal	3,355,580	1,216,820	929,826	2,834,134	8,336,360
Total debt instruments	16,121,297	3,757,622	2,542,315	4,945,051	27,366,285

As of December 31, 2021

	Less than 1	Between 1 and 3	Between 3 and 5	Greater than 5
	year	years	years	years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	938,984	6,251,182	1,276,374	511,944	8,978,484
Securities issued by foreign governments	4,606,436	64,189	175,555	334,595	5,180,775
Securities issued by other financial institutions	187,194	264,720	115,920	121,326	689,160
Corporate bonds	18,861	37,377	19,591	44,824	120,653
Securities issued by government entities	14,105	39,491	9,667	4,132	67,395
Subtotal	5,765,580	6,656,959	1,597,107	1,016,821	15,036,467
Fair value through other comprehensive income
Securities issued by foreign governments	2,325,032	1,085,997	539,525	343,395	4,293,949
Securities issued by the Colombian Government	2,515,927	-	-	-	2,515,927
Securities issued by other financial institutions	71,491	59,225	57,922	122,020	310,658
Corporate bonds	-	-	-	124,917	124,917
Subtotal	4,912,450	1,145,222	597,447	590,332	7,245,451
Securities at amortized cost
Securities issued by government entities	2,690,415	-	-	50,256	2,740,671
Corporate bonds	22,504	574,384	50,426	1,897,236	2,544,550
Securities issued by other financial institutions	193,334	68,148	55,451	280,490	597,423
Securities issued by foreign governments	33,770	14,540	242,050	207,184	497,544
Securities issued by the Colombian Government	-	145,060	-	1,982	147,042
Subtotal	2,940,023	802,132	347,927	2,437,148	6,527,230
Total debt instruments	13,618,053	8,604,313	2,542,481	4,044,301	28,809,148

For further information related to disclosures of the fair value of securities, please see Note 30 Fair value of assets and liabilities.

Schedule of the equity instruments designated at fair value through OCI analyzed by listing status

The following table details the equity instruments designated at fair value through OCI analyzed by listing status:

	Carrying amount
Equity securities	December 31, 2022	December 31, 2021
In millions of COP
Securities at fair value through OCI:
Equity securities listed in Colombia	40,878	57,791
Equity securities listed in foreign countries	8,038	6,732
Equity securities unlisted:
Telered S.A.	207,562	150,943
Asociación Gremial de Instituciones Financieras Credibanco S.A.	98,492	87,344
Compañía De Procesamiento de Medios de Pago Guatemala (Bahamas), S. A.	21,727	14,054
Transacciones y Transferencias, S. A.	16,890	8,282
Trii Technologies Co.	14,431	-
Home Capital Colombia S.A.S.	12,821	-
500 Luchadores II, L.P.	11,736	9,181
Cámara de Riesgo Central de Contraparte de Colombia S.A.	6,038	6,038
Derecho Fiduciario Inmobiliaria Cadenalco	4,003	3,638
Others(1)	40,701	50,906
Total equity securities at fair value through OCI	483,317	394,909
(1)	Decrease due mainly to payments received by residual rights amounting to COP 15,408.

Schedule of the detail of the securities pledged as collateral

The detail of the securities pledged as collateral as of December 31, 2022 and 2021 is as follows:

As of December 31, 2022

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Corporate bonds	Between 3 and 6 months	Bonds	5,101
Securities issued by other financial institutions	Greater than 12 months	Bonds	1,861
Securities issued by other financial institutions	Greater than 12 months	Time deposits	2,171
Securities issued by the Colombian Government	Up to 3 months	TES - Treasury instruments	23,764
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	30,383
Securities issued by foreign governments	Greater than 12 months	Bonds	212,249
Subtotal investments pledged as collateral in money market			275,529
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Up to 3 months	TES - Treasury instruments	320,252
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	38,083
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	215,250
Subtotal investments pledged as collateral in derivative operations			573,585
Total securities pledged as collateral			849,114

As of December 31, 2021

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Securities issued by other financial institutions	Between 3 and 6 months	Time deposits	5,458
Securities issued by other financial institutions	Between 6 and 12 months	Time deposits	4,974
Securities issued by other financial institutions	Greater than 12 months	Time deposits	4,919
Securities issued by other financial institutions	Greater than 12 months	Bonds	4,269
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	4,233
Securities issued by the Colombian Government	Between 6 and 12 months	Tax refund titles	40,011
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	421,707
Securities issued by foreign governments	Greater than 12 months	Bonds	124,107
Subtotal investments pledged as collateral in money market			609,678
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	242,716
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	303,847
Subtotal investments pledged as collateral in derivative operations			546,563
Total securities pledged as collateral			1,156,241

Schedule of changes in debt securities

The following table shows the breakdown of the changes in the gross carrying amount of the debt securities at fair value through other comprehensive income and Amortized cost, in order to explain their significance to the changes in the loss allowance for the same portfolio as discussed above:

As of December 31, 2022

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Total
In millions of COP
Gross carrying amount as at 1 January 2022	13,545,514	227,167	13,772,681
Transfer from stage 1 to stage 2(1)	(23,017)	23,017	-
Transfer from stage 2 to stage 1(2)	129,403	(129,403)	-
Change in measure(3)	(110,061)	-	(110,061)
Sales and maturities	(8,056,827)	(96,382)	(8,153,209)
Purchases	9,814,484	286,278	10,100,762
Valuation and payments	(381,921)	2,979	(378,942)
Foreign Exchange	1,055,569	27,235	1,082,804
Gross carrying amount as at 31 December 2022	15,973,144	340,891	16,314,035
(1)	Stage transfer in corporate bonds.
(2)	Stage transfer in securities issued by the Guatemalan government and corporate bonds.
(3)	Mercom Bank Ltd., a Grupo Agromercantil Holding S.A. subsidiary, is in the process of being gradually wound down; the measurement of the portfolio of securities issued by the government of Guatemala was changed from amortized cost to fair value through profit or loss.

As of December 31, 2021

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Total
In millions of COP
Gross carrying amount as at 1 January 2021	13,237,154	156,428	13,393,582
Transfer from stage 1 to stage 2(1)	(47,331)	47,331	-
Sales and maturities	(8,690,663)	-	(8,690,663)
Purchases	8,655,481	-	8,655,481
Valuation and payments	(335,851)	(1,596)	(337,447)
Foreign Exchange	726,724	25,004	751,728
Gross carrying amount as at 31 December 2021	13,545,514	227,167	13,772,681
(1)	Stage transfer in corporate bonds.

Schedule of provisions for the debt instruments portfolio using the expected credit losses model

As of December 31, 2022

Concept	Stage 1	Stage 2	Total
In millions of COP
Securities at amortized cost	7,995,469	340,891	8,336,360
Carrying amount	8,025,350	375,911	8,401,261
Loss allowance	(29,881)	(35,020)	(64,901)
Securities at fair value through other comprehensive income(1)	7,977,675	-	7,977,675
Total debt instruments portfolio measure at fair value through OCI and amortized cost	15,973,144	340,891	16,314,035
(1)	Loss allowance of investments at fair value through OCI increased to COP 2,288.

As of December 31, 2021

Concept	Stage 1	Stage2	Total
In millions of COP
Securities at amortized cost	6,300,063	227,167	6,527,230
Carrying amount	6,317,752	234,157	6,551,909
Loss allowance	(17,689)	(6,990)	(24,679)
Securities at fair value through other comprehensive income(1)	7,245,451	-	7,245,451
Total debt instruments portfolio measure at fair value through OCI and amortized cost	13,545,514	227,167	13,772,681
(1)	Loss allowance of investments at fair value through OCI increased to COP 3,244.

Schedule of the changes in the allowance for debt instruments measured at amortized cost and fair value through other comprehensive income

As of December 31, 2022

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2022	20,934	6,989	27,923
Transfer from stage 1 to stage 2(1)	(3,808)	3,808	-
Transfer from stage 2 to stage 1(2)	526	(526)	-
Change in measure(3)	(213)	-	(213)
Sales and maturities	(7,906)	(1,170)	(9,076)
New debt instruments purchased(4)	17,347	28,795	46,142
Net provisions recognised during the period(5)	2,794	(4,088)	(1,294)
Foreign Exchange	2,495	1,212	3,707
Loss allowance of December 31, 2022	32,169	35,020	67,189
(1)	Stage transfer in corporate bonds.
(2)	Stage transfer in securities issued by the Guatemalan government and corporate bonds.
(3)	Mercom Bank Ltd., a Grupo Agromercantil Holding S.A. subsidiary, is in the process of being gradually wound down; the measurement of the portfolio of securities issued by the government of Guatemala was changed from amortized cost to fair value through profit or loss.
(4)	Impairment is mostly in securities issued by the government of Salvador and corporate bonds.
(5)	Decrease in stage 1 is due to a lower impairment loss in Banistmo S.A.y filiales due to better economic conditions and the increase in stage 2 is due to Bancolombia Panama S.A. and Bancolombia Puerto Rico Internacional Inc.

As of December 31, 2021

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2021	37,745	4,626	42,371
Transfer from stage 1 to stage 2(1)	(1,670)	1,670	-
Sales and maturities	(7,985)	-	(7,985)
New debt instruments purchased	11,831	-	11,831
Net provisions recognised during the period(2)	(23,744)	(46)	(23,790)
Foreign Exchange	4,757	739	5,496
Loss allowance of December 31, 2021	20,934	6,989	27,923
(1)	Stage transfer in corporate bonds.
(2)	Decrease in stage 1 due to lower impairment loss value in Banistmo S.A. because of better economic conditions.

The increase in loss allowance is due to higher risk in all issuers in Bank’s investment portfolio.

As of December 31, 2020

Concept	Stage 1	Stage 2	Total
In millions of COP
Loss allowance of January 1, 2020	13,013	1,588	14,601
Sales and maturities	(6,313)	-	(6,313)
New debt instruments purchased	19,856	3,429	23,285
Remeasurement	10,872	(466)	10,406
Foreign Exchange	317	75	392
Loss allowance of December 31, 2020	37,745	4,626	42,371

Schedule of the carrying values of bank's derivatives by type of risk

The following table sets forth the carrying values of the Bank’s derivatives by type of risk as of December 31, 2022 and 2021:

Derivatives	December 31, 2022	December 31, 2021
In millions of COP
Forwards
Assets
Foreign exchange contracts	1,573,952	729,367
Equity contracts	5,519	6,796
Subtotal assets	1,579,471	736,163
Liabilities
Foreign exchange contracts	1,711,644	605,537
Equity contracts	7,203	25,068
Subtotal liabilities	1,718,847	630,605
Total forwards	(139,376)	105,558
Swaps
Assets
Foreign exchange contracts	2,394,832	1,422,355
Interest rate contracts	865,627	247,158
Subtotal assets	3,260,459	1,669,513
Liabilities
Foreign exchange contracts	1,917,397	960,838
Interest rate contracts	1,008,302	308,457
Subtotal liabilities	2,925,699	1,269,295
Total swaps	334,760	400,218
Options
Assets
Foreign exchange contracts	121,307	48,329
Subtotal assets	121,307	48,329
Liabilities
Foreign exchange contracts	92,908	61,209
Subtotal liabilities	92,908	61,209
Total options	28,399	(12,880)
Derivative assets	4,961,237	2,454,005
Derivative liabilities	4,737,454	1,961,109

Schedule of the remaining contractual life of the derivatives portfolio

As of December 31, 2022

	Forwards	Swaps	Options	Total
In millions of COP
Assets	1,579,471	3,260,459	121,307	4,961,237
Less than 1 year	1,432,022	860,281	108,319	2,400,622
Between 1 and 3 years	147,449	1,241,252	12,988	1,401,689
Greater than 3 years	-	1,158,926	-	1,158,926
Liabilities	1,718,847	2,925,699	92,908	4,737,454
Less than 1 year	1,642,706	501,368	80,854	2,224,928
Between 1 and 3 years	76,141	1,092,480	12,054	1,180,675
Greater than 3 years	-	1,331,851	-	1,331,851

As of December 31, 2021

	Forwards	Swaps	Options	Total
In millions of COP
Assets	736,163	1,669,513	48,329	2,454,005
Less than 1 year	696,501	536,333	41,762	1,274,596
Between 1 and 3 years	39,662	572,400	6,567	618,629
Greater than 3 years	-	560,780	-	560,780
Liabilities	630,605	1,269,295	61,209	1,961,109
Less than 1 year	579,036	333,194	56,826	969,056
Between 1 and 3 years	51,569	392,277	4,383	448,229
Greater than 3 years	-	543,824	-	543,824

Schedule of collateral for derivatives

The table below presents the collateral amounts posted under derivatives contracts as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
In millions of COP
Collateral granted	1,143,266	911,050
Collateral received	655,176	376,447

Schedule of unrecognised gains or (losses) for derivatives trading at the initial moment

The table below presents the unrecognised gains or (losses) for derivatives trading at the initial moment, due to use of valuation techniques for which not all inputs were observable market data:

As of December 31, 2022

	Forward	Swaps	Opciones	Total
In millions of COP
Balance at January 1, 2022	16,918	27,894	26,675	71,487
Increase due to new trades	315,395	11,937	164,460	491,792
Reduction due to amortization	(265,268)	(18,723)	(113,705)	(397,696)
Reduction due to sale or transfer	(5,321)	(4,528)	(37,716)	(47,565)
Balance at December 31, 2022	61,724	16,580	39,714	118,018

As of December 31, 2021

	Forward	Swaps	Opciones	Total
In millions of COP
Balance at January 1, 2021	29,102	26,984	21,452	77,538
Increase due to new trades	169,430	19,368	90,437	279,235
Reduction due to amortization	(179,115)	(11,560)	(70,751)	(261,426)
Reduction due to sale or transfer	(2,499)	(6,898)	(14,463)	(23,860)
Balance at December 31, 2021	16,918	27,894	26,675	71,487

Schedule of the hedged exposures covered by the Group's hedging strategies

As of December 31 2021, the following table contains details of the hedged expresures covered by the Group’s hedging strategies:

December 31, 2021
In millions of COP
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Liabilities
Fair value hedges
Interest rate
- Fixed rate	333,407	(6,369)	Financial assets investments

December 31, 2021
In thousands of USD
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Liabilities
Fair value hedges
Interest rate
- Fixed rate	83,746	(1,600)	Financial assets investments

Schedule of the notional amount and fair value of the hedged item

As of December 31 2021, the following table sets forth the notional amount and fair value of the hedged item recognized in the Consolidated Statement of Financial Position as “Financial assets investments”:

December 31, 2021
In millions of COP
Notional amount	316,701
Fair value	333,407

December 31, 2021
In thousands of USD
Notional amount	79,550
Fair value	83,746

Schedule of the information regarding effectiveness of the hedging relationships

The following table contains information regarding the effectiveness of the hedging relationships designated by the Group, as well as the impacts on profit or loss and comprehensive income:

December 31, 2022
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	(3,647)	(3,012)	Other operating income

December 31, 2021
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	6,285	(6,133)	Other operating income

December 31, 2020
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	(5,459)	(3,746)	Other operating income

Schedule of hedging instruments of net foreign investment

The following is the detail of the hedging instruments of the net foreign investment:

Debt securities issued designated as a hedging instrument
In thousands of USD
				Designated capital as
Opening date	Expiration date	Rate	Principal balance	a hedged instrument
18/10/2017	18/10/2027	7.03%	750,000	360,000
18/12/2019	18/12/2029	4.68%	436,516	436,516
18/12/2019	18/12/2029	4.68%	85,710	85,710
18/12/2019	18/12/2029	4.68%	27,774	27,774
29/01/2020	29/01/2025	3.02%	598,032	598,032
29/01/2020	29/01/2025	3.02%	351,968	351,968
Total Debt securities issued			2,250,000	1,860,000
Financing with Correspondent Banks designated as a hedging instrument
31/03/2022	17/03/2025	6.06%	150,000	150,000
7/09/2022	5/09/2025	6.36%	50,000	50,000
Total Financing with Correspondent Banks			200,000	200,000
Total			2,450,000	2,060,000

Schedule of derivative instruments subject to enforceable master netting agreements and other similar agreements

The Bank enters into International Swaps and Derivatives Association (ISDA) master netting agreements or similar agreements with substantially all of the Bank’s derivative counterparties. Where legally enforceable, and depending on the Bank’s intention, these master netting agreements give the Bank, in the event of default by the counterparty, the right to liquidate securities and cash equivalents held as collateral and to offset receivables and payables with the same counterparty.

The table below presents derivative instruments subject to enforceable master netting agreements and other similar agreements but not offset in the statement of financial position as of December 31, 2022 and 2021 by derivative and by risk:

As of December 31, 2022

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	2,394,832	(1,917,397)
Forwards	1,573,952	(1,711,644)
Options	121,307	(92,908)
Interest rate contracts
Swaps	865,627	(1,008,302)
Equity contracts
Forwards	5,519	(7,203)
Gross derivative assets/liabilities	4,961,237	(4,737,454)
Offseting of derivates	-	-
Derivative financial instruments in statement of financial position	4,961,237	(4,737,454)
Master netting agreements	(4,369,178)	4,578,461
Collateral received/paid	(592,059)	158,993
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	-	-

As of December 31, 2021

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	1,422,355	(960,838)
Forwards	729,367	(605,537)
Options	48,329	(61,209)
Interest rate contracts
Swaps	247,158	(308,457)
Equity contracts
Forwards	6,796	(25,068)
Gross derivative assets/liabilities	2,454,005	(1,961,109)
Offseting of derivates	-	-
Derivative financial instruments in statement of financial position	2,454,005	(1,961,109)
Master netting agreements	(1,785,702)	1,961,109
Equity collateral received/paid	(668,303)
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	-	-

Schedule of notional value of hedging instruments by benchmark interest rate impacted by interest rate reform

In thousands of USD
	Notional value of	Notional value of
	hedging instruments	hedging instruments
	2022	2021
Fair value hedges
USD LIBOR	-	79,550